Loans, impaired loans and allowance for credit losses (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

	As at
	July 31, 2024
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$348,631	$1,210	$347,421
Personal loans	106,543	2,372	104,171
Credit cards	17,646	1,190	16,456
Business and government	292,973	1,810	291,163
Total	$765,793	$6,582	$759,211

	As at
	April 30, 2024			October 31, 2023
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$344,168	$1,188	$342,980	$344,182	$1,084	$343,098
Personal loans	105,528	2,340	103,188	104,170	2,414	101,756
Credit cards	17,579	1,239	16,340	17,109	1,237	15,872
Business and government	292,758	1,740	291,018	291,822	1,637	290,185
Total	$760,033	$6,507	$753,526	$757,283	$6,372	$750,911

Schedule of Impaired Loans
(b) Impaired loans
(1)

	As at
	July 31, 2024
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,197	$593	$1,604
Personal loans	1,139	659	480
Credit cards	–	–	–
Business and government	3,153	788	2,365
Total	$6,489	$2,040	$4,449
By geography:
Canada	$1,868	$552	$1,316
United States	6	1	5
Mexico	1,369	399	970
Peru	733	394	339
Chile	1,300	292	1,008
Colombia	364	142	222
Other international	849	260	589
Total	$6,489	$2,040	$4,449

	As at
	April 30, 2024			October 31, 2023
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,178	$580	$1,598	$1,864	$498	$1,366
Personal loans	1,175	656	519	1,176	664	512
Credit cards	–	–	–	–	–	–
Business and government	3,046	764	2,282	2,686	719	1,967
Total	$6,399	$2,000	$4,399	$5,726	$1,881	$3,845
By geography:
Canada	$1,774	$533	$1,241	$1,564	$514	$1,050
United States	6	1	5	–	–	–
Mexico	1,370	401	969	1,183	372	811
Peru	734	389	345	691	372	319
Chile	1,258	283	975	1,098	264	834
Colombia	401	135	266	356	97	259
Other international	856	258	598	834	262	572
Total	$6,399	$2,000	$4,399	$5,726	$1,881	$3,845

(1)	Interest income recognized on impaired loans during the three months ended July 31, 2024 was $22 (April 30, 2024 – $22; October 31, 2023 – $15).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at July 31, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.9	2.2	2.8	3.2	-1.8	3.0	-4.4	3.5
Consumer price index, y/y %	2.4	1.9	2.5	2.3	1.6	1.6	5.9	2.1
Unemployment rate, average %	6.4	6.1	6.1	5.0	8.2	7.0	10.6	7.4
Bank of Canada overnight rate target, average %	3.9	2.9	4.0	3.6	3.4	2.1	4.8	3.5
HPI - Housing Price Index, y/y % change	0.8	3.5	1.9	4.7	-4.9	4.3	-6.5	3.5
USD/CAD exchange rate, average	1.35	1.29	1.34	1.28	1.46	1.27	1.51	1.29
U.S.
Real GDP growth, y/y % change	1.7	2.2	2.4	3.1	-1.8	3.1	-3.9	3.4
Consumer price index, y/y %	2.8	2.2	3.0	2.6	1.7	1.9	6.6	2.4
Target federal funds rate, upper limit, average %	4.7	3.0	4.8	3.7	4.1	1.8	5.6	3.6
Unemployment rate, average %	4.1	4.2	3.9	3.8	5.8	4.8	7.7	5.1
Mexico
Real GDP growth, y/y % change	2.1	1.9	2.6	2.7	-0.2	2.5	-2.1	3.1
Unemployment rate, average %	3.3	3.8	3.2	3.3	4.2	4.0	6.2	4.8
Chile
Real GDP growth, y/y % change	3.2	2.1	5.0	3.0	0.0	2.9	-3.5	3.7
Unemployment rate, average %	7.9	6.5	7.4	5.8	9.5	6.8	11.4	7.2
Peru
Real GDP growth, y/y % change	2.6	3.2	3.5	4.7	1.7	3.6	-0.1	4.1
Unemployment rate, average %	7.1	6.9	6.6	4.9	8.6	7.3	12.2	8.9
Colombia
Real GDP growth, y/y % change	1.8	2.8	3.3	4.3	0.9	3.2	-0.9	3.7
Unemployment rate, average %	11.1	10.3	10.4	7.8	13.3	10.9	19.1	13.4
Caribbean
Real GDP growth, y/y % change	3.7	3.8	4.2	4.5	2.8	4.2	1.0	4.7
Global
WTI oil price, average USD/bbl	79	69	84	85	64	60	58	58
Copper price, average USD/lb	4.91	5.10	5.09	5.70	4.39	4.93	4.25	4.84
Global GDP, y/y % change	3.3	2.5	4.3	3.4	0.3	3.2	-1.6	3.6

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at April 30, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.7	2.1	2.8	3.3	-2.0	2.9	-4.6	3.4
Consumer price index, y/y %	2.5	1.8	2.7	2.3	1.8	1.5	6.4	2.0
Unemployment rate, average %	6.4	6.1	5.9	4.7	8.1	7.0	10.5	7.4
Bank of Canada overnight rate target, average %	4.4	2.6	4.6	3.5	3.9	1.9	5.5	3.2
HPI - Housing Price Index, y/y % change	-0.7	4.0	0.0	5.4	-6.4	4.7	-8.0	3.9
USD/CAD exchange rate, average	1.34	1.29	1.34	1.28	1.44	1.27	1.50	1.30
U.S.
Real GDP growth, y/y % change	2.0	2.2	2.9	3.1	-1.5	3.1	-3.6	3.4
Consumer price index, y/y %	3.1	2.2	3.3	2.7	2.0	1.8	7.0	2.4
Target federal funds rate, upper limit, average %	5.1	2.7	5.4	3.8	4.4	1.6	6.0	3.2
Unemployment rate, average %	3.9	4.4	3.7	3.9	5.5	5.0	7.3	5.3
Mexico
Real GDP growth, y/y % change	2.5	1.8	3.5	3.0	0.7	2.4	-2.3	3.0
Unemployment rate, average %	3.2	3.8	2.9	2.7	4.0	3.9	6.1	4.8
Chile
Real GDP growth, y/y % change	2.9	2.5	5.3	4.2	-0.2	3.3	-2.8	3.9
Unemployment rate, average %	7.8	6.8	7.2	5.6	9.6	7.1	11.5	7.5
Peru
Real GDP growth, y/y % change	2.7	3.0	3.7	4.2	1.3	3.4	-1.0	3.8
Unemployment rate, average %	6.4	6.8	5.9	5.1	7.7	7.2	11.2	8.7
Colombia
Real GDP growth, y/y % change	1.6	2.9	2.9	4.2	0.2	3.4	-2.1	3.9
Unemployment rate, average %	10.7	10.2	10.0	8.2	12.9	10.7	18.8	13.2
Caribbean
Real GDP growth, y/y % change	3.8	3.8	4.8	5.0	2.5	4.2	0.1	4.7
Global
WTI oil price, average USD/bbl	80	70	85	87	65	62	58	60
Copper price, average USD/lb	4.16	5.11	4.31	5.75	3.81	4.97	3.64	4.90
Global GDP, y/y % change	2.58	2.72	3.62	3.75	-0.38	3.42	-2.25	3.83

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at October 31, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.7	2.9	1.3	4.2	-2.2	3.5	-4.3	3.9
Consumer price index, y/y %	2.8	2.0	2.8	2.5	1.8	1.6	6.4	2.2
Unemployment rate, average %	6.0	5.7	5.7	4.2	7.6	6.3	9.7	6.6
Bank of Canada overnight rate target, average %	4.8	2.6	4.8	3.5	3.6	1.4	5.8	3.3
HPI - Housing Price Index, y/y % change	-1.9	1.4	-1.4	2.9	-5.5	2.2	-6.8	1.5
USD/CAD exchange rate, average	1.27	1.24	1.27	1.22	1.41	1.26	1.47	1.28
U.S.
Real GDP growth, y/y % change	1.0	1.9	1.5	2.7	-2.0	2.7	-3.8	3.0
Consumer price index, y/y %	3.2	2.2	3.5	2.6	1.9	1.8	7.0	2.5
Target federal funds rate, upper limit, average %	5.3	2.5	5.4	3.4	4.2	0.8	6.3	3.1
Unemployment rate, average %	4.1	4.5	3.9	4.1	5.6	5.0	7.2	5.2
Mexico
Real GDP growth, y/y % change	1.7	2.2	2.6	3.3	-0.2	2.7	-2.8	3.2
Unemployment rate, average %	3.7	3.9	3.6	3.2	4.7	4.1	6.8	4.9
Chile
Real GDP growth, y/y % change	1.3	2.9	2.8	4.6	-0.9	3.5	-3.1	4.1
Unemployment rate, average %	8.5	7.0	8.2	6.3	9.6	7.3	11.3	7.6
Peru
Real GDP growth, y/y % change	1.9	2.7	2.7	3.9	0.8	3.1	-1.4	3.6
Unemployment rate, average %	6.9	7.0	6.2	5.1	8.3	7.3	11.6	8.8
Colombia
Real GDP growth, y/y % change	2.4	3.0	3.7	4.3	1.4	3.4	-0.9	3.9
Unemployment rate, average %	9.2	9.9	8.6	7.9	11.1	10.3	15.6	12.3
Caribbean
Real GDP growth, y/y % change	3.8	3.8	4.5	4.9	2.8	4.2	0.5	4.7
Global
WTI oil price, average USD/bbl	78	66	84	82	68	63	62	61
Copper price, average USD/lb	3.97	5.01	4.11	5.65	3.70	4.89	3.56	4.83
Global GDP, y/y % change	2.75	2.45	3.62	3.48	0.10	3.10	-1.48	3.45

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2023	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2024
Residential mortgages	$1,084	$214	$(61)	$(27)	$1,210
Personal loans	2,414	1,427	(1,375)	(94)	2,372
Credit cards	1,237	822	(857)	(12)	1,190
Business and government	1,876	568	(265)	(106)	2,073
	$6,611	$3,031	$(2,558)	$(239)	$6,845
Presented as:
Allowance for credit losses on loans	$6,372				$6,582
Allowance for credit losses on acceptances (2)	90				48
Allowance for credit losses on off-balance sheet exposures (3)	149				215
(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(10). The provision for credit losses, net of these amounts, is $3,021.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2022	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2023
Residential mortgages	$899	$99	$(52)	$63	$1,009
Personal loans	2,137	907	(844)	91	2,291
Credit cards	1,083	701	(661)	53	1,176
Business and government	1,368	465	(214)	(16)	1,603
	$5,487	$2,172	$(1,771)	$191	$6,079
Presented as:
Allowance for credit losses on loans	$5,348				$5,893
Allowance for credit losses on acceptances (2)	31				53
Allowance for credit losses on off-balance sheet exposures (3)	108				133
(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(6). The provision for credit losses, net of these amounts, is $2,166.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at July 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$201	$416	$593	$1,210
Personal loans	553	1,160	659	2,372
Credit cards	303	887	–	1,190
Business and government	589	433	788	1,810
Total (1)	$1,646	$2,896	$2,040	$6,582
(1)	Excludes allowance for credit losses of $278 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$265	$321	$498	$1,084
Personal loans	647	1,103	664	2,414
Credit cards	414	823	–	1,237
Business and government	535	383	719	1,637
Total (1)	$1,861	$2,630	$1,881	$6,372
(1)	Excludes allowance for credit losses of $257 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at July 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$222	$304	$483	$1,009
Personal loans	673	986	632	2,291
Credit cards	430	746	–	1,176
Business and government	398	314	705	1,417
Total (1)	$1,723	$2,350	$1,820	$5,893
(1)	Excludes allowance for credit losses of $201 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	July 31, 2024				July 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$259	$349	$580	$1,188	$220	$306	$455	$981
Provision for credit losses
Remeasurement (1)	(86)	89	83	86	(50)	21	70	41
Newly originated or purchased financial assets	12	–	–	12	9	–	–	9
Derecognition of financial assets and maturities	(3)	(6)	–	(9)	(2)	(4)	–	(6)
Changes in models and methodologies (2)	(22)	3	–	(19)	–	–	–	–
Transfer to (from):
Stage 1	59	(44)	(15)	–	50	(38)	(12)	–
Stage 2	(9)	51	(42)	–	(10)	38	(28)	–
Stage 3	–	(20)	20	–	–	(18)	18	–
Gross write-offs	–	–	(23)	(23)	–	–	(28)	(28)
Recoveries	–	–	6	6	–	–	6	6
Foreign exchange and other movements	(9)	(6)	(16)	(31)	5	(1)	2	6
Balance at end of period	$201	$416	$593	$1,210	$222	$304	$483	$1,009
Personal loans
Balance at beginning of period	$626	$1,058	$656	$2,340	$677	$982	$608	$2,267
Provision for credit losses
Remeasurement (1)	(182)	284	378	480	(180)	229	255	304
Newly originated or purchased financial assets	89	–	–	89	94	–	–	94
Derecognition of financial assets and maturities	(26)	(54)	–	(80)	(24)	(45)	–	(69)
Changes in models and methodologies (2)	(68)	96	–	28	–	–	–	–
Transfer to (from):
Stage 1	183	(178)	(5)	–	156	(153)	(3)	–
Stage 2	(57)	90	(33)	–	(54)	77	(23)	–
Stage 3	(4)	(128)	132	–	(3)	(103)	106	–
Gross write-offs	–	–	(551)	(551)	–	–	(381)	(381)
Recoveries	–	–	88	88	–	–	65	65
Foreign exchange and other movements	(8)	(8)	(6)	(22)	7	(1)	5	11
Balance at end of period	$553	$1,160	$659	$2,372	$673	$986	$632	$2,291
Credit cards
Balance at beginning of period	$357	$882	$–	$1,239	$425	$710	$–	$1,135
Provision for credit losses
Remeasurement (1)	(101)	161	214	274	(63)	152	193	282
Newly originated or purchased financial assets	31	–	–	31	55	–	–	55
Derecognition of financial assets and maturities	(13)	(15)	–	(28)	(16)	(23)	–	(39)
Changes in models and methodologies (2)	(38)	21	–	(17)	–	–	–	–
Transfer to (from):
Stage 1	99	(99)	–	–	64	(64)	–	–
Stage 2	(30)	30	–	–	(38)	38	–	–
Stage 3	–	(95)	95	–	–	(65)	65	–
Gross write-offs	–	–	(359)	(359)	–	–	(310)	(310)
Recoveries	–	–	55	55	–	–	50	50
Foreign exchange and other movements	(2)	2	(5)	(5)	3	(2)	2	3
Balance at end of period	$303	$887	$–	$1,190	$430	$746	$–	$1,176
Total retail loans
Balance at beginning of period	$1,242	$2,289	$1,236	$4,767	$1,322	$1,998	$1,063	$4,383
Provision for credit losses
Remeasurement (1)	(369)	534	675	840	(293)	402	518	627
Newly originated or purchased financial assets	132	–	–	132	158	–	–	158
Derecognition of financial assets and maturities	(42)	(75)	–	(117)	(42)	(72)	–	(114)
Changes in models and methodologies (2)	(128)	120	–	(8)	–	–	–	–
Transfer to (from):
Stage 1	341	(321)	(20)	–	270	(255)	(15)	–
Stage 2	(96)	171	(75)	–	(102)	153	(51)	–
Stage 3	(4)	(243)	247	–	(3)	(186)	189	–
Gross write-offs	–	–	(933)	(933)	–	–	(719)	(719)
Recoveries	–	–	149	149	–	–	121	121
Foreign exchange and other movements	(19)	(12)	(27)	(58)	15	(4)	9	20
Balance at end of period	$1,057	$2,463	$1,252	$4,772	$1,325	$2,036	$1,115	$4,476
Non-retail loans:
Business and government
Balance at beginning of period	$653	$447	$798	$1,898	$456	$322	$704	$1,482
Provision for credit losses
Remeasurement (1)	(146)	13	144	11	16	43	111	170
Newly originated or purchased financial assets	204	–	–	204	103	–	–	103
Derecognition of financial assets and maturities	(187)	(12)	(4)	(203)	(87)	(20)	(14)	(121)
Changes in models and methodologies (2)	200	37	–	237	–	–	–	–
Transfer to (from):
Stage 1	37	(37)	–	–	18	(18)	–	–
Stage 2	(21)	22	(1)	–	(14)	16	(2)	–
Stage 3	–	(4)	4	–	–	(2)	2	–
Gross write-offs	–	–	(93)	(93)	–	–	(81)	(81)
Recoveries	–	–	12	12	–	–	23	23
Foreign exchange and other movements	(2)	(3)	(36)	(41)	(4)	1	(23)	(26)
Balance at end of period including off-balance sheet exposures	$738	$463	$824	$2,025	$488	$342	$720	$1,550
Less: Allowance for credit losses on off-balance sheet exposures (3)	(149)	(30)	(36)	(215)	(90)	(28)	(15)	(133)
Balance at end of period (3)	$589	$433	$788	$1,810	$398	$314	$705	$1,417

	As at and for the nine months ended
	July 31, 2024				July 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$265	$321	$498	$1,084	$197	$296	$406	$899
Provision for credit losses
Remeasurement (1)	(194)	155	263	224	(123)	38	176	91
Newly originated or purchased financial assets	32	–	–	32	25	–	–	25
Derecognition of financial assets and maturities	(7)	(16)	–	(23)	(6)	(11)	–	(17)
Changes in models and methodologies (2)	(22)	3	–	(19)	–	–	–	–
Transfer to (from):
Stage 1	164	(124)	(40)	–	134	(101)	(33)	–
Stage 2	(30)	148	(118)	–	(25)	108	(83)	–
Stage 3	–	(62)	62	–	–	(44)	44	–
Gross write-offs	–	–	(77)	(77)	–	–	(71)	(71)
Recoveries	–	–	16	16	–	–	19	19
Foreign exchange and other movements	(7)	(9)	(11)	(27)	20	18	25	63
Balance at end of period	$201	$416	$593	$1,210	$222	$304	$483	$1,009
Personal loans
Balance at beginning of period	$647	$1,103	$664	$2,414	$665	$921	$551	$2,137
Provision for credit losses
Remeasurement (1)	(553)	759	1,134	1,340	(552)	695	676	819
Newly originated or purchased financial assets	279	–	–	279	278	–	–	278
Derecognition of financial assets and maturities	(73)	(147)	–	(220)	(66)	(124)	–	(190)
Changes in models and methodologies (2)	(68)	96	–	28	–	–	–	–
Transfer to (from):
Stage 1	523	(512)	(11)	–	475	(465)	(10)	–
Stage 2	(175)	259	(84)	–	(150)	212	(62)	–
Stage 3	(11)	(381)	392	–	(7)	(285)	292	–
Gross write-offs	–	–	(1,591)	(1,591)	–	–	(1,023)	(1,023)
Recoveries	–	–	216	216	–	–	179	179
Foreign exchange and other movements	(16)	(17)	(61)	(94)	30	32	29	91
Balance at end of period	$553	$1,160	$659	$2,372	$673	$986	$632	$2,291
Credit cards
Balance at beginning of period	$414	$823	$–	$1,237	$436	$647	$–	$1,083
Provision for credit losses
Remeasurement (1)	(299)	503	610	814	(218)	413	467	662
Newly originated or purchased financial assets	111	–	–	111	146	–	–	146
Derecognition of financial assets and maturities	(39)	(47)	–	(86)	(50)	(57)	–	(107)
Changes in models and methodologies (2)	(38)	21	–	(17)	–	–	–	–
Transfer to (from):
Stage 1	262	(262)	–	–	199	(199)	–	–
Stage 2	(104)	104	–	–	(107)	107	–	–
Stage 3	–	(244)	244	–	–	(188)	188	–
Gross write-offs	–	–	(1,002)	(1,002)	–	–	(820)	(820)
Recoveries	–	–	145	145	–	–	159	159
Foreign exchange and other movements	(4)	(11)	3	(12)	24	23	6	53
Balance at end of period	$303	$887	$–	$1,190	$430	$746	$–	$1,176
Total retail loans
Balance at beginning of period	$1,326	$2,247	$1,162	$4,735	$1,298	$1,864	$957	$4,119
Provision for credit losses
Remeasurement (1)	(1,046)	1,417	2,007	2,378	(893)	1,146	1,319	1,572
Newly originated or purchased financial assets	422	–	–	422	449	–	–	449
Derecognition of financial assets and maturities	(119)	(210)	–	(329)	(122)	(192)	–	(314)
Changes in models and methodologies (2)	(128)	120	–	(8)	–	–	–	–
Transfer to (from):
Stage 1	949	(898)	(51)	–	808	(765)	(43)	–
Stage 2	(309)	511	(202)	–	(282)	427	(145)	–
Stage 3	(11)	(687)	698	–	(7)	(517)	524	–
Gross write-offs	–	–	(2,670)	(2,670)	–	–	(1,914)	(1,914)
Recoveries	–	–	377	377	–	–	357	357
Foreign exchange and other movements	(27)	(37)	(69)	(133)	74	73	60	207
Balance at end of period	$1,057	$2,463	$1,252	$4,772	$1,325	$2,036	$1,115	$4,476
Non-retail loans:
Business and government
Balance at beginning of period	$635	$403	$748	$1,786	$322	$320	$695	$1,337
Provision for credit losses
Remeasurement (1)	(195)	155	434	394	82	72	295	449
Newly originated or purchased financial assets	630	–	–	630	294	–	–	294
Derecognition of financial assets and maturities	(569)	(74)	(8)	(651)	(241)	(35)	(26)	(302)
Changes in models and methodologies (2)	200	37	–	237	–	–	–	–
Transfer to (from):
Stage 1	114	(114)	–	–	60	(60)	–	–
Stage 2	(73)	76	(3)	–	(31)	38	(7)	–
Stage 3	–	(12)	12	–	–	(4)	4	–
Gross write-offs	–	–	(313)	(313)	–	–	(258)	(258)
Recoveries	–	–	48	48	–	–	44	44
Foreign exchange and other movements	(4)	(8)	(94)	(106)	2	11	(27)	(14)
Balance at end of period including off-balance sheet exposures	$738	$463	$824	$2,025	$488	$342	$720	$1,550
Less: Allowance for credit losses on off-balance sheet exposures (3)	(149)	(30)	(36)	(215)	(90)	(28)	(15)	(133)
Balance at end of period (3)	$589	$433	$788	$1,810	$398	$314	$705	$1,417
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions, changes in expert credit judgement overlays, and changes due to drawdowns of undrawn commitments.

(2)	Includes changes due to enhanced IFRS 9 models to reflect previously established expert credit judgement overlays that are now incorporated in the model.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating

Residential mortgages	As at July 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$206,661	$4,514	$–	$211,175	$202,322	$957	$–	$203,279
Low	76,911	5,049	–	81,960	88,909	877	–	89,786
Medium	19,294	2,371	–	21,665	19,758	1,385	–	21,143
High	2,546	5,169	–	7,715	3,424	3,428	–	6,852
Very high	12	2,687	–	2,699	63	2,242	–	2,305
Loans not graded (2)	19,496	1,724	–	21,220	17,792	1,161	–	18,953
Default	–	–	2,197	2,197	–	–	1,864	1,864
Total	$324,920	$21,514	$2,197	$348,631	$332,268	$10,050	$1,864	$344,182
Allowance for credit losses	201	416	593	1,210	265	321	498	1,084
Carrying value	$324,719	$21,098	$1,604	$347,421	$332,003	$9,729	$1,366	$343,098
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at July 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,881	$–	$–	$30,881	$29,849	$211	$–	$30,060
Low	20,927	12	–	20,939	27,594	558	–	28,152
Medium	12,977	46	–	13,023	8,725	599	–	9,324
High	10,565	4,585	–	15,150	8,369	3,529	–	11,898
Very high	88	2,614	–	2,702	125	2,177	–	2,302
Loans not graded (2)	20,760	1,949	–	22,709	19,427	1,831	–	21,258
Default	–	–	1,139	1,139	–	–	1,176	1,176
Total	$96,198	$9,206	$1,139	$106,543	$94,089	$8,905	$1,176	$104,170
Allowance for credit losses	553	1,160	659	2,372	647	1,103	664	2,414
Carrying value	$95,645	$8,046	$480	$104,171	$93,442	$7,802	$512	$101,756
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at July 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,436	$3	$–	$2,439	$1,989	$42	$–	$2,031
Low	3,184	27	–	3,211	3,329	89	–	3,418
Medium	4,380	62	–	4,442	4,262	116	–	4,378
High	3,159	1,740	–	4,899	3,239	1,310	–	4,549
Very high	33	961	–	994	38	820	–	858
Loans not graded (1)	1,093	568	–	1,661	1,290	585	–	1,875
Default	–	–	–	–	–	–	–	–
Total	$14,285	$3,361	$–	$17,646	$14,147	$2,962	$–	$17,109
Allowance for credit losses	303	887	–	1,190	414	823	–	1,237
Carrying value	$13,982	$2,474	$–	$16,456	$13,733	$2,139	$–	$15,872
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at July 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$113,637	$3	$–	$113,640	$104,488	$3	$–	$104,491
Low	17,982	25	–	18,007	20,037	1	–	20,038
Medium	8,101	25	–	8,126	8,518	11	–	8,529
High	3,551	503	–	4,054	3,814	421	–	4,235
Very high	55	275	–	330	68	296	–	364
Loans not graded (1)	12,139	2,430	–	14,569	9,522	1,894	–	11,416
Default	–	–	–	–	–	–	–	–
Carrying value	$155,465	$3,261	$–	$158,726	$146,447	$2,626	$–	$149,073
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at July 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Very low	$353,615	$4,520	$–	$358,135	$338,648	$1,213	$–	$339,861
Low	119,004	5,113	–	124,117	139,869	1,525	–	141,394
Medium	44,752	2,504	–	47,256	41,263	2,111	–	43,374
High	19,821	11,997	–	31,818	18,846	8,688	–	27,534
Very high	188	6,537	–	6,725	294	5,535	–	5,829
Loans not graded (2)	53,488	6,671	–	60,159	48,031	5,471	–	53,502
Default	–	–	3,336	3,336	–	–	3,040	3,040
Total	$590,868	$37,342	$3,336	$631,546	$586,951	$24,543	$3,040	$614,534
Allowance for credit losses	1,057	2,463	1,252	4,772	1,326	2,247	1,162	4,735
Carrying value	$589,811	$34,879	$2,084	$626,774	$585,625	$22,296	$1,878	$609,799
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at July 31, 2024				As at October 31, 2023
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Investment grade	$148,265	$1,152	$–	$149,417	$160,148	$1,205	$–	$161,353
Non-investment grade	126,342	6,740	–	133,082	114,192	7,705	–	121,897
Watch list	24	4,617	–	4,641	28	3,340	–	3,368
Loans not graded (2)	2,657	23	–	2,680	2,500	18	–	2,518
Default	–	–	3,153	3,153	–	–	2,686	2,686
Total	$277,288	$12,532	$3,153	$292,973	$276,868	$12,268	$2,686	$291,822
Allowance for credit losses	589	433	788	1,810	535	383	719	1,637
Carrying value	$276,699	$12,099	$2,365	$291,163	$276,333	$11,885	$1,967	$290,185
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at July 31, 2024				As at October 31, 2023
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Investment grade	$235,061	$1,458	$–	$236,519	$240,044	$1,673	$–	$241,717
Non-investment grade	60,914	4,168	–	65,082	62,634	5,288	–	67,922
Watch list	3	1,189	–	1,192	1	1,103	–	1,104
Loans not graded (2)	5,246	–	–	5,246	5,205	–	–	5,205
Default	–	–	108	108	–	–	109	109
Total	$301,224	$6,815	$108	$308,147	$307,884	$8,064	$109	$316,057
Allowance for credit losses	149	30	36	215	100	20	29	149
Carrying value	$301,075	$6,785	$72	$307,932	$307,784	$8,044	$80	$315,908
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at July 31, 2024				As at October 31, 2023
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Investment grade	$383,326	$2,610	$–	$385,936	$400,192	$2,878	$–	$403,070
Non-investment grade	187,256	10,908	–	198,164	176,826	12,993	–	189,819
Watch list	27	5,806	–	5,833	29	4,443	–	4,472
Loans not graded (2)	7,903	23	–	7,926	7,705	18	–	7,723
Default	–	–	3,261	3,261	–	–	2,795	2,795
Total	$578,512	$19,347	$3,261	$601,120	$584,752	$20,332	$2,795	$607,879
Allowance for credit losses	738	463	824	2,025	635	403	748	1,786
Carrying value	$577,774	$18,884	$2,437	$599,095	$584,117	$19,929	$2,047	$606,093
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at July 31, 2024 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,435	$692	$–	$2,127
Personal loans	636	355	–	991
Credit cards	237	190	397	824
Business and government	183	71	–	254
Total	$2,491	$1,308	$397	$4,196

	As at April 30, 2024 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,433	$694	$–	$2,127
Personal loans	689	374	–	1,063
Credit cards	247	181	404	832
Business and government	231	89	–	320
Total	$2,600	$1,338	$404	$4,342

	As at October 31, 2023 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,329	$617	$–	$1,946
Personal loans	648	360	–	1,008
Credit cards	238	157	345	740
Business and government	159	57	–	216
Total	$2,374	$1,191	$345	$3,910
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	July 31 2024	April 30 2024	October 31 2023

Unpaid principal balance (1)	$247	$252	$307
Credit-related fair value adjustments	(30)	(32)	(87)
Carrying value	217	220	220
Stage 3 allowance	(1)	(1)	(1)
Carrying value net of related allowance	$216	$219	$219
(1)	Represents principal amount owed net of write-offs.